Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Effective Date	Feb. 28, 2025
Document Creation Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Prospectus:
Trading Symbol	JAJL
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Prospectus:
Trading Symbol	APOC
Innovator Equity Defined Protection ETF - 1 Yr July | Innovator Equity Defined Protection ETF - 1 Yr July
Prospectus:
Trading Symbol	ZJUL
Innovator Equity Defined Protection ETF - 1 Yr August | Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus:
Trading Symbol	ZAUG
Innovator Equity Defined Protection ETF - 1 Yr September | Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus:
Trading Symbol	ZSEP
Innovator Equity Defined Protection ETF - 1 Yr October | Innovator Equity Defined Protection ETF - 1 Yr October
Prospectus:
Trading Symbol	ZOCT
Innovator Equity Defined Protection ETF - 1 Yr November | Innovator Equity Defined Protection ETF - 1 Yr November
Prospectus:
Trading Symbol	ZNOV
Innovator Equity Defined Protection ETF - 2 Yr to January 2026 | Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Prospectus:
Trading Symbol	AJAN
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Prospectus:
Trading Symbol	AAPR
Innovator Equity Defined Protection ETF™ – 2 Yr to July 2025 | Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Prospectus:
Trading Symbol	TJUL
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Prospectus:
Trading Symbol	AJUL
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Prospectus:
Trading Symbol	AOCT